Borrowings - Summary of consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 71,242	$ 6,782
Total outstanding borrowings, net of debt issue costs	764,570	400,911	$ 567,899
Less: current portion of borrowings	(19,916)	(2,771)
Total non-current borrowings	744,654	398,140
Senior Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	530,506	0
Aztiq Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	65,793	0
Total outstanding borrowings, net of debt issue costs	65,800
Alvogen Facility [member]
Disclosure of detailed information about borrowings [line items]
Loans received	64,588	0
Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	32,441	0
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 0	$ 394,129